Operating risks	12 Months Ended
Apr. 30, 2012
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]

17.   Operating risks

Concentrations of Processing Factories

The Company operates two of its processing factories through contractual arrangements for manufacturing premises and manufacturing labour services pursuant to the processing agreements, with expiry dates of December 17, 2011 and November 5, 2012 respectively. On January 30, 2011, an agreement was signed with the PRC counterparty and was approved by Shenzhen City Baoan District Economic Development Bureau to extend the contractual arrangement dated December 17, 2011 for a year further, with a new expiry date of December 31, 2012. These processing factories represent significant portion of the Company's production facilities. Should the Company be unable to extend the processing agreements, or to locate an alternative facility site or enter into an alternative processing arrangement, the Company’s production would be adversely affected. This could result in a material adverse effect on the Company’s results of operations and financial condition.

Concentrations of Major Suppliers

Three major suppliers provided approximately 38.2%, 27.5% and 27.4% of the Company’s purchases of raw materials which are mainly resins for the years ended April 30, 2010, 2011 and 2012 respectively. A substantial percentage of the Company’s trade payables are due to these suppliers which accounted for 28.0% and 21.74% of the total accounts payables as of April 30, 2011 and 2012.

Concentrations of Major Customers

A substantial percentage of the Company’s sales are made to two customers and are typically sold on an open account basis. The sales to these two customers accounted for 32.5%, 23.4% and 18.7%, and 14.9%, 33.3% and 35.6% of the total net sales for the years ended April 30, 2010, 2011 and 2012, respectively.

Concentrations of Credit Risk

The largest trade receivables balances from the five customers as of April 30, 2011 and 2012 respectively accounted for 73.7% and 65.3% of total trade receivables of the time. The Company has not experienced any significant difficulty in collecting its trade receivables in the past and is not aware of any financial difficulties being experienced by it major customers. There were bad debt expenses of HK$nil and HK$nil and HK$nil for the years ended April 30, 2010, 2011 and 2012, respectively.